2. BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2024
Notes
2. BASIS OF PRESENTATION

2.BASIS OF PRESENTATION

(a)Statement of compliance

These financial statements and the notes thereto (the "Financial Statements") present the Company's financial results of operations in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") for the years ended January 31, 2024, 2023 and 2022 and financial position as at January 31, 2024 and 2023.

All adjustments necessary to present fairly the financial position of the Company as at January 31, 2024 and the results of its operations and cash flows for the year then ended have been made.

The Board of Directors have approved the annual financial statements for issue on May 27, 2024.

(b)Going concern of operations

These financial statements have been prepared on the basis of the accounting principles applicable to a going concern, which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

A going concern in accounting is a term that indicates whether or not the entity can continue in business for the next fiscal year.  Indicators against a “going concern” are negative cash flows from operations, consecutive losses from operations, and an accumulated deficit.

The Company is a resource company, and must incur expenses during the process of exploring and evaluating a mineral property to prove the commercial viability of the ore body, a necessary step in the process of developing a property to the production stage.  As a non-producing resource company, the Company has no operating income, cash flow is generated mostly by the sale of shares by the Company, and an accumulated deficit is the result of operations and exploration activities without production.

The Company has incurred losses and negative cash flows from operations since inception and has an accumulated deficit.  The ability of the Company to continue as a going concern depends upon its ability to continue to raise adequate financing and to develop profitable operations in the future.

The ability of the Company to realize the costs it has incurred to date on its mineral property interests is dependent upon the Company being able to continue to finance its exploration and evaluation costs.  To date, the Company has not earned any revenue and is considered to be in the advanced exploration stage.

Management has based “the ability to continue in operations” judgement on various factors including (but not limited to) the opinion of management that the Morrison project will receive the necessary certificates/permits to allow the Company to proceed with the development of the project to the production phase, that the Company’s claims are in good standing, the NI 43-101 feasibility study (completed in 2009) shows commercially viable quantities of mineral resources.

There can be no assurance that the Company will be able to continue to raise funds in which case the Company may be unable to meet its obligations.  Should the Company be unable to realize on its assets and discharge its liabilities in the normal course of business, the net realizable value of its assets may be materially less than the amounts recorded on the statements of financial position.  These material uncertainties cast significant doubt on the Company's ability to continue as a going concern.  These financial statements do not include the adjustments that would be necessary should the Company be unable to continue as a going concern.

	2024	2023	2022

Working capital (deficiency)	$ (214,915)	$ 497,881	$ 1,142,219
Loss for the year	(523,905)	(903,039)	(34,405,463)
Deficit	(76,353,600)	(75,829,695)	(74,926,656)

(c)Basis of Measurement

The financial statements have been prepared under the historical cost convention, except for certain financial instruments which are measured at fair value.

(d)Functional and presentation currency

The financial statements are presented in Canadian dollars, which is Company’s functional and presentation currency.

(e)Critical accounting judgements

The preparation of these financial statements, in conformity with IFRS, requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected by that revision.

(i)Going concern

The Company’s ability to execute its strategy by funding future working capital requirements requires judgment. Assumptions are continually evaluated and are based on historical experience and expectations of future events that are believed to be reasonable under the circumstances (see Note 2(b)).

(f)Key sources of estimation uncertainty

(i)Recoverability of asset carrying values for equipment, vehicles and furniture

The declining balance depreciation method used reflects the pattern in which management expects the asset’s future economic benefits to be consumed by the Company.  The Company assesses its equipment, vehicles and furniture for possible impairment as described in Note 3(d), if there are events or changes in circumstances that indicate that the recorded carrying values of the assets may not be recoverable at every reporting period.  Such indicators include changes in the Company’s business plans affecting the asset use and anticipated life and evidence of current physical damage.

(ii)Option based payments

The Company has an equity-settled option to purchase shares plan for Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  The fair value of the share purchase options are estimated on the measurement date by using the Black-Scholes option-pricing model, based on certain assumptions and recognized as option based payments expense over the vesting period of the option with a corresponding increase to equity as contributed surplus.  Those assumptions are described in Note 7 of the annual financial statements and include, among others, expected volatility, forfeiture rate, expected life of the options and number of options expected to vest.

(iii)Exploration and evaluation assets

Although the Company has taken steps to verify title to mineral properties in which it has an interest in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title.  Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

Recovery of amounts indicated under exploration and evaluation assets are subject to the discovery of economically recoverable reserves, the Company’s ability to obtain the necessary permits, the Company's ability to obtain the financing required to complete development and profitable future production or the proceeds from the sale of such assets.

Management reviews the property for impairments on an on-going basis.  As discussed at Note 3(d), the provisions of IFRS 6 related to the determination of whether impairment indicators exist are subject to significant judgement, and any resultant impairment losses recognized cannot typically be determined independent of the historic deferred costs incurred due to a lack of relevant and available data.

(iv)Restoration and close down provisions

The Company recognizes reclamation and close down provisions based on “Best Estimate” which can be based on internal or external costs.  The Company is required to have a bond in place in an amount determined by the provincial government to provide for the costs of reclamation of the site disturbances.  This bond shows as Reclamation deposit asset on the statement of financial position.  Significant assumptions used by management to ascertain the provision are described in Note 3(e).

(v)Taxes

Provisions for income tax liabilities and assets are calculated using the best estimate of the tax amounts prepared by knowledgeable persons, based on an assessment of relevant factors.  The Company reviews the adequacy of the estimate at the end of the reporting period.  It is possible that at some future date, an additional liability or asset could result from audits by the taxing authorities.  Where the final outcome of these tax-related matters is different from the amounts that were originally recorded, such differences will be reflected in the tax provisions in the current period when such determination is made.